PROPERTY, PLANT AND EQUIPMENT - Accumulated Depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	R$ 15,546,481	R$ 16,443,742
Balance, end of period	R$ 15,901,493	R$ 15,546,481	R$ 16,443,742
Average rate of capitalized interest	6.00%	5.70%	6.60%
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	R$ (25,525,705)	R$ (23,496,575)	R$ (24,649,708)
Depreciation	(1,577,182)	(1,584,878)	(1,807,355)
Disposals	290,935	299,132	342,045
Loss of control by selling of subsidiary			672,386
Transfer to assets held for sale		637,929	2,510,269
Effects of IAS 29 adoption		(265,654)
Foreign exchange effect	(578,392)	(1,115,659)	(564,212)
Balance, end of period	(27,390,344)	(25,525,705)	(23,496,575)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	4,518,944	5,170,675
Balance, end of period	4,399,481	4,518,944	5,170,675
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(4,181,805)	(3,915,023)	(3,898,671)
Depreciation	(295,615)	(291,315)	(343,373)
Transfers		18,341	(38,467)
Disposals	38,826	29,944	67,598
Loss of control by selling of subsidiary			28,691
Transfer to assets held for sale		105,787	370,727
Foreign exchange effect	(74,868)	(129,539)	(101,528)
Balance, end of period	(4,513,462)	(4,181,805)	(3,915,023)
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	9,242,177	9,439,768
Balance, end of period	9,189,797	9,242,177	9,439,768
Machines, equipment, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(20,366,821)	(18,576,836)	(19,604,579)
Depreciation	(1,136,040)	(1,128,138)	(1,361,561)
Transfers	(20)	5,234	25,886
Disposals	145,019	258,609	218,590
Loss of control by selling of subsidiary			589,951
Transfer to assets held for sale		286,204	1,989,917
Effects of IAS 29 adoption		(265,654)
Foreign exchange effect	(483,549)	(946,240)	(435,040)
Balance, end of period	(21,841,411)	(20,366,821)	(18,576,836)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	66,132	89,404
Balance, end of period	72,127	66,132	89,404
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(686,946)	(622,234)	(649,642)
Depreciation	(33,143)	(34,814)	(40,915)
Transfers		158	(400)
Disposals	1,818	2,609	12,790
Loss of control by selling of subsidiary			12,627
Transfer to assets held for sale		11,667	54,275
Foreign exchange effect	(12,151)	(44,332)	(10,969)
Balance, end of period	(730,422)	(686,946)	(622,234)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	1,021,247	950,680
Balance, end of period	1,515,729	1,021,247	950,680
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	697,981	793,215
Balance, end of period	724,359	697,981	793,215
Other | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of period	(290,133)	(382,482)	(496,816)
Depreciation	(112,384)	(130,611)	(61,506)
Transfers	20	(23,733)	12,981
Disposals	105,272	7,970	43,067
Loss of control by selling of subsidiary			41,117
Transfer to assets held for sale		234,271	95,350
Foreign exchange effect	(7,824)	4,452	(16,675)
Balance, end of period	R$ (305,049)	R$ (290,133)	R$ (382,482)